Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,575,712.40
Total Fee Amount	770.01
Total Offset Amount	0.00
Net Fee	$ 770.01
Offering Table N/A
Offset Table N/A	N/A